SHORT TERM INVESTMENTS - Disclosure of detailed information about short term investments (Details) - CAD ($) $ in Thousands	Aug. 31, 2022	Aug. 31, 2021
Disclosure of associates [line items]
Short-term investments (Note 4)	$ 30,092	$ 128,190
Guaranteed Investment Certificates (GIC)
Disclosure of associates [line items]
Short-term investments (Note 4)	30,072	128,170
Bond - Canada Revenue Agency
Disclosure of associates [line items]
Short-term investments (Note 4)	$ 20	$ 20